R2 Shares | JPMorgan SmartRetirement 2010 Fund
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - R2 Shares JPMorgan SmartRetirement 2010 Fund	Past 1 Year	Life of Fund		Inception Date
Class R2	11.28%	4.25%	[1]	May 15, 2006
S&P TARGET DATE 2010 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	10.84%	4.36%	[1]	May 31, 2006
LIPPER MIXED-ASSET TARGET 2010 FUNDS INDEX (Reflects No Deduction for Taxes)	11.19%	4.12%	[1]	May 31, 2006
[1]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.